Basis of Presentation and General Information - Vessel Owning Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024 m³
Pegasus Shipholding S.A.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Vessel Name	Clean Energy (1)
Delivery date from shipyard	March 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Lance shipping S.A.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Vessel Name	Ob River (1)
Delivery date from shipyard	July 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Seacrown Maritime Ltd
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Vessel Name	Amur River (1)
Delivery date from shipyard	January 2008
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Noteworthy Shipping Limited
Basis of Presentation and General Information
Country of incorporation/ formation	Malta
Vessel Name	Arctic Aurora (1)
Delivery date from shipyard	July 2013
Delivery date to Partnership	June 2014
Cbm Capacity	155,000
Navajo Marine Limited
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Vessel Name	Yenisei River
Delivery date from shipyard	July 2013
Delivery date to Partnership	September 2014
Cbm Capacity	155,000
Solana Holding Ltd.
Basis of Presentation and General Information
Country of incorporation/ formation	Marshall Islands
Vessel Name	Lena River
Delivery date from shipyard	October 2013
Delivery date to Partnership	December 2015
Cbm Capacity	155,000